UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Howard Capital Management

Address:   11601 Wilshire Blvd., #2080
           Los Angeles, CA 90025


Form 13F File Number: 28-07476


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jason Kaplan
Title:  Senior Managing Director
Phone:  310-473-9100

Signature,  Place,  and  Date  of  Signing:

/s/ Jason Kaplan                   Los Angeles, CA                    1/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              98

Form 13F Information Table Value Total:  $      301,842
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ------
ABB LTD SPONSORED ADR                         000375204     4757   252611 SH       SOLE                16050      0 236561
ROYAL DUTCH SHELL CL A                        780259206      634     8674 SH       SOLE                    0      0   8674
3D SYSTEMS CORPORATION         COM            88554D205      177    12300 SH       SOLE                    0      0  12300
3M CO                          COM            88579Y101      686     8391 SH       SOLE                 1000      0   7391
A T & T(Formerly SBC COMMUNICA COM            00206r102      228     7527 SH       SOLE                    0      0   7527
ACCENTURE PLC                  COM            g1151c101      341     6400 SH       SOLE                    0      0   6400
ALTRIA GROUP INC               COM            02209S103      803    27075 SH       SOLE                    0      0  27075
AMAZON COM INC COM             COM            023135106     6596    38105 SH       SOLE                 2230      0  35875
AMERICAN EXPRESS COMPANY       COM            025816109     5179   109788 SH       SOLE                 7800      0 101988
APPLE COMPUTER INC             COM            037833100    10451    25806 SH       SOLE                 1585      0  24221
BERKSHIRE HATHAWAY INC CL B    COM            084670702      510     6678 SH       SOLE                  425      0   6253
BIOGEN IDEC INC COM            COM            09062X103      226     2050 SH       SOLE                    0      0   2050
BLACK DIAMOND INC COM          COM            09202G101      103    13800 SH       SOLE                    0      0  13800
BRISTOL MYERS SQUIBB CO        COM            110122108     1414    40121 SH       SOLE                    0      0  40121
CELGENE CORP                   COM            151020104      223     3295 SH       SOLE                    0      0   3295
CHECK POINT SOFTWARE ORD       COM            M22465104     5954   113315 SH       SOLE                 9400      0 103915
CHEVRON CORP                   COM            166764100    11543   108485 SH       SOLE                 8525      0  99960
CISCO SYSTEMS INC              COM            17275R102     3112   172122 SH       SOLE                10950      0 161172
COCA COLA CO                   COM            191216100    10087   144168 SH       SOLE                11825      0 132343
COLLECTORS UNIVERSE COM NEW    COM                           163    11159 SH       SOLE                    0      0  11159
CUMMINS INC                    COM            231021106     4428    50305 SH       SOLE                 2790      0  47515
DEERE & CO COM                 COM            244199105     1318    17036 SH       SOLE                    0      0  17036
DEVON ENERGY CORPORATION NEW   COM            25179M103     6074    97975 SH       SOLE                 7250      0  90725
DIRECTV COM CL A               COM            25490A101     4555   106520 SH       SOLE                 7625      0  98895
DISNEY WALT CO                 COM            254687106     8417   224453 SH       SOLE                12625      0 211828
EMC CORP-MASS                  COM            268648102     4624   214685 SH       SOLE                13700      0 200985
EMERSON ELECTRIC CO            COM            291011104     4827   103614 SH       SOLE                 6925      0  96689
EQT CORP COM                   COM            26884L109      219     4000 SH       SOLE                    0      0   4000
EXXON MOBIL CORP               COM            30231G102     7019    82806 SH       SOLE                 2400      0  80406
F5 NETWORKS INC COM            COM            315616102     3237    30500 SH       SOLE                 2050      0  28450
FEDEX CORP COM                 COM            31428X106     4609    55195 SH       SOLE                 3620      0  51575
FLUOR CORP NEW COM             COM            343412102     4710    93734 SH       SOLE                 6825      0  86909
GABRIEL TECHNOLOGIES COM       COM            362447104        1    25000 SH       SOLE                    0      0  25000
GENERAL ELECTRIC CO            COM            369604103     8483   473627 SH       SOLE                35000      0 438627
GENERAL MILLS INC              COM            370334104      776    19200 SH       SOLE                    0      0  19200
GILEAD SCIENCES INC COM        COM            375558103      231     5650 SH       SOLE                    0      0   5650
GOOGLE INC CL A                COM            38259P508     7501    11613 SH       SOLE                  835      0  10778
HONEYWELL INTL INC             COM            438516106      435     8007 SH       SOLE                    0      0   8007
INTEL CORP                     COM            458140100     5746   236930 SH       SOLE                21125      0 215805
INTERNATIONAL BUSINESS MACHINE COM            459200101    11702    63641 SH       SOLE                 5065      0  58576
INTUIT INC                     COM            461202103      260     4950 SH       SOLE                    0      0   4950
INTUITIVE SURGICAL INC COM     COM            46120e602      382      825 SH       SOLE                    0      0    825
J P MORGAN CHASE AND CO        COM            46625H100     6425   193238 SH       SOLE                13500      0 179738
JOHNSON AND JOHNSON CO         COM            478160104     6584   100400 SH       SOLE                 7295      0  93105
KRAFT FOODS INC CL A           COM            50075N104      672    17992 SH       SOLE                    0      0  17992
MCCORMICK & CO INC NON-VOTING  COM            579780206     4869    96576 SH       SOLE                11950      0  84626
MCDONALDS CORP                 COM            580135101     1955    19483 SH       SOLE                    0      0  19483
MCGRAW HILL COMPANIES INC      COM            580645109      207     4600 SH       SOLE                    0      0   4600
MERCK AND CO INC               COM            58933y105    11333   300599 SH       SOLE                16775      0 283824
MICROSOFT CORP                 COM            594918104     7930   305480 SH       SOLE                19350      0 286130
NORFOLK SOUTHERN CORP COM      COM            655844108      235     3225 SH       SOLE                    0      0   3225
OMEGA CAPITAL CORP COL PRICE O COM                           150    15000 SH       SOLE                    0      0  15000
PC GROUP INC COM               COM            70455g107        0   100689 SH       SOLE                    0      0 100689
PEPSICO INC                    COM            713448108     1057    15933 SH       SOLE                    0      0  15933
PFIZER INC                     COM            717081103     1812    83723 SH       SOLE                    0      0  83723
PHILIP MORRIS INTL INC COM     COM            718172109     2001    25492 SH       SOLE                    0      0  25492
PROCTER AND GAMBLE CO          COM            742718109     9794   146812 SH       SOLE                12467      0 134345
QUALCOMM INC                   COM            747525103     7007   128106 SH       SOLE                 7600      0 120506
QUEST DIAGNOSTICS INC COM      COM            74834L100     3597    61955 SH       SOLE                 3825      0  58130
RIVERBED TECH INC COM          COM            768573107     1937    82420 SH       SOLE                 5650      0  76770

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------ ------
SCHLUMBERGER LTD               COM            806857108     7078   103623 SH       SOLE                 5565      0  98058
SEALED AIR CORP NEW            COM            81211K100      310    18000 SH       SOLE                    0      0  18000
SOUTHERN CO                    COM            842587107      263     5681 SH       SOLE                    0      0   5681
SPDR GOLD TRUST GOLD SHS       COM            78463V107      385     2530 SH       SOLE                    0      0   2530
SPECTRUM PHARMA INC COM        COM                           146    10000 SH       SOLE                    0      0  10000
STRATASYS, INC                 COM                           424    13950 SH       SOLE                    0      0  13950
TEXAS INSTRUMENTS INC          COM            882508104      218     7500 SH       SOLE                    0      0   7500
TIGER X MED INC COM            COM            88677A104       20   285714 SH       SOLE                    0      0 285714
TRIMBLE NAVIGATION LIMITED     COM                           562    12950 SH       SOLE                    0      0  12950
UNION PACIFIC CORP             COM            907818108     5441    51355 SH       SOLE                 3685      0  47670
UNITED TECHNOLOGIES CORP       COM            913017109     6526    89285 SH       SOLE                 7625      0  81660
VERIZON COMMUNICATIONS         COM            92343V104      211     5270 SH       SOLE                    0      0   5270
W W GRAINGER INC               COM            384802104      206     1100 SH       SOLE                    0      0   1100
WAL MART STORES INC            COM            931142103      273     4562 SH       SOLE                    0      0   4562
WYNN RESORTS LTD COM           COM            983134107      318     2882 SH       SOLE                    0      0   2882
YUM BRANDS INC COM             COM            988498101      204     3450 SH       SOLE                    0      0   3450
SAPPHIRE IND CORP UTS ESCROW                                   0    39000 SH       SOLE                    0      0  39000
EMERGING MARKETS ETF (VWO)                    922042858     5931   155227 SH       SOLE                11610      0 143617
INDIA EQUITY ETF (EPI)                        97717W422     1598   102458 SH       SOLE                 5315      0  97143
ISHARES PAC EX JAPAN (EPP)                    464286665     5195   133442 SH       SOLE                 8215      0 125227
JAPAN EQUITY INDEX ETF (EWJ)                  464286848     2398   263189 SH       SOLE                26870      0 236319
BIOTECHNOLOGY SECTOR ETF (IBB)                464287556     9251    88650 SH       SOLE                 6140      0  82510
CONSUMER DISCRETIONARY SPDR (X                81369y407      862    22092 SH       SOLE                  435      0  21657
DOW JONES IND AVG ETF (DIA)                   78467X109     4970    40784 SH       SOLE                  786      0  39998
ENERGY SECTOR ETF (XLE)                       81369Y506     2036    29453 SH       SOLE                  630      0  28823
FINANCIAL SECTOR ETF (XLF)                    81369Y605      621    47770 SH       SOLE                  975      0  46795
HEALTHCARE SECTOR ETF (XLV)                   81369Y209      913    26323 SH       SOLE                  411      0  25912
INDUSTRIAL SECTOR ETF (XLI)                   81369Y704     1177    34871 SH       SOLE                  665      0  34206
INFORMATION TECHNOLOGY SECTOR                 464287721     3895    60954 SH       SOLE                  685      0  60269
ISHARES TR GLDM SCHS NETW (IGN                464287531     1659    60650 SH       SOLE                 1005      0  59645
OIL & GAS EXPL & PROD SECTOR E                73935x658      537    23925 SH       SOLE                 3750      0  20175
OIL & GAS EXPLOR & PROD SECTOR                464288851      538     8760 SH       SOLE                  170      0   8590
POWERSHARES QQQ TRUST UNIT SER                73935a104      627    11226 SH       SOLE                    0      0  11226
PROSHARES ULTRA QQQ 2x (QLD)                                 450     5525 SH       SOLE                    0      0   5525
S&P 500 EQUITY INDEX ETF (SPY)                78462F103     9602    76510 SH       SOLE                 1465      0  75045
WATER INFRASTRUCTURE SECTOR ET                73935X575     5860   347803 SH       SOLE                26415      0 321388
GKM GROWTH FUND                                              607    42378 SH       SOLE                    0      0  42378
HUDSON PACIFIC PPTYS INC COM                  444097109      227    16000 SH       SOLE                    0      0  16000